Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (17,874,085)	$ (6,758,630)	$ (8,707,226)	$ (9,212,417)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	757	9,681	9,936	24,889
Issuance of common stock for services	10,656,692	1,683,515	2,106,265	1,530,651
Loss on debt settlement	125,625
Imputed interest expense				(6,473)
Options vested for stock-based compensation	1,201,751	197,703	248,682	624,463
Reverse stock split rounding adjustment		245
Loss on sale of assets		18,387	18,387
Amortization of discount on preferred stock		464,298
Amortization on intangible assets	839,672		721,533
Operating lease right of use asset	48,282	44,349	59,769	54,979
Amortization of license agreement	435,625
Inventory obsolescence			18,501
(Increase) decrease in operating assets:
Inventory		5,288		(18,501)
Prepaid expenses	(100,000)	60,953
(Decrease) increase in operating liabilities:
Accounts payable and accrued liabilities	153,838	566,754	696,736	107,090
Accrued liabilities - related parties		46,443
Operating lease right of use liabilities	(52,795)	(47,172)	(63,717)	(56,726)
Payroll tax liabilities	4,460	(1,015)	(6,595)	3,878
Other liabilities	(212,316)	(25,000)	(27,000)
NET CASH USED IN OPERATING ACTIVITIES	(4,772,494)	(3,734,201)	(4,863,776)	(6,997,375)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment				(3,519)
Sale of assets		65,000	65,000
NET CASH PROVIDED BY(USED IN) INVESTING ACTIVITIES		65,000	65,000	(3,519)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings on notes payable	500,000			(78,260)
Proceeds from borrowings on notes payable - related parties	100,000	187,500	150,000
Proceeds from sales of common stock	2,410,356	568,270	1,328,268	6,200,000
Proceeds from sales of series B convertible preferred stock	100,000	2,250,000	2,650,000
Proceeds from exercise of warrants	927,000			1,024,500
Collection of subscriptions receivable	1,150,000
Repayment on notes payable - related party				(89,200)
NET CASH PROVIDED BY FINANCING ACTIVITIES	5,187,356	3,005,770	4,128,268	7,057,040
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS
End of period	414,862	(663,431)	(670,508)	56,146
CASH AND CASH EQUIVALENTS:
Beginning of period	58,653	739,006	739,006	682,860
Effects of currency translation on cash and cash equivalents	7,766	(1,663)	(9,845)
End of period	481,281	73,912	58,653	739,006
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest
Supplemental schedule of non-cash investing and financing activities:
Issuance of common stock for patent acquisition			1,344,150
Issuance of Series C Convertible Preferred for patent acquisition		14,210,000	14,210,000
Issuance of common stock for Preferred B dividend			70,168
Issuance of common stock for conversion of Series B Convertible Preferred	162	13	1,133,000
Series C Convertible Preferred accrued dividends			802,109
Issuance of common stock for license agreement	1,963,000
Issuance of common stock for settlement of debt settlement	500,000
Issuance of common stock for settlement of note payable	590,000
Issuance of common stock for settlement of note payable - related parties	150,000
Issuance of common stock for cashless warrant exercise	$ 23
Nonrelated Party [Member]
(Increase) decrease in operating assets:
Prepaid expenses			60,953
Related Party [Member]
(Increase) decrease in operating assets:
Prepaid expenses				$ (49,208)